Financial Instruments - Aging and Impairment Losses of Trade Accounts and Notes Receivable and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [line items]
Allowance for doubtful accounts	₩ 916,790	₩ 1,094,464	₩ 977,771	₩ 999,678
Trade accounts and notes receivables, net [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,146,062	10,190,262
Allowance for doubtful accounts	588,733	634,129
Trade accounts and notes receivables, net [member] | Not due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,021,110	7,736,092
Allowance for doubtful accounts	70,418	65,314
Trade accounts and notes receivables, net [member] | Overdue less than 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	632,082	445,390
Allowance for doubtful accounts	14,434	12,546
Trade accounts and notes receivables, net [member] | 1 month-3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	226,082	170,682
Allowance for doubtful accounts	4,116	742
Trade accounts and notes receivables, net [member] | 3 months-12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	118,094	384,313
Allowance for doubtful accounts	11,774	21,030
Trade accounts and notes receivables, net [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,148,694	1,453,785
Allowance for doubtful accounts	487,991	534,497
Other receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,173,438	2,655,801
Allowance for doubtful accounts	328,057	460,335
Other receivables [member] | Not due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,754,293	1,888,726
Allowance for doubtful accounts	140,072	9,672
Other receivables [member] | Overdue less than 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	100,102	235,559
Allowance for doubtful accounts	4,307	35,539
Other receivables [member] | 1 month-3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28,351	69,372
Allowance for doubtful accounts	851	54,335
Other receivables [member] | 3 months-12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	59,946	96,942
Allowance for doubtful accounts	12,411	64,467
Other receivables [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	230,746	365,202
Allowance for doubtful accounts	₩ 170,416	₩ 296,322